ACQUISITIONS - Previously reported preliminary estimates and adjusted final estimates of fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 08, 2022
ACQUISITIONS
Goodwill expected to be deductible for income and mining tax purposes	$ 0	$ 0
Revenue	6,626,909	5,741,162
Earnings before income and mining taxes	2,359,069	1,115,423
Kirkland Lake
ACQUISITIONS
Cash and cash equivalents				$ 838,732
Inventories				349,276
Other current assets				100,094
Property, plant and mine development				10,428,271
Goodwill				1,636,331
Other assets				141,787
Accounts payable and accrued and other liabilities				(235,778)
Reclamation provision				(228,128)
Deferred income and mining tax liabilities				(2,723,841)
Other liabilities				(23,638)
Total assets acquired, net of liabilities assumed				10,283,106
Acquisition costs		95,000
Revenue		2,161,100
Earnings before income and mining taxes		799,200
Pro forma total consolidated revenue		5,795,100
Pro forma income before income and mining taxes		$ 1,131,100
Yamana Gold Inc.
ACQUISITIONS
Cash and cash equivalents			$ 1,049
Inventories			165,423
Other current assets			29,890
Property, plant and mine development			3,765,516
Goodwill			2,882,228
Other assets			233,275
Accounts payable and accrued and other liabilities			(117,905)
Reclamation provision			(208,291)
Deferred income and mining tax liabilities			(1,164,400)
Other liabilities			(29,671)
Total assets acquired, net of liabilities assumed			5,557,114
Acquisition costs	18,400
Revenue	493,800
Earnings before income and mining taxes	108,200
Pro forma total consolidated revenue	6,765,300
Pro forma income before income and mining taxes	$ 2,408,300
Previously stated | Kirkland Lake
ACQUISITIONS
Cash and cash equivalents				838,732
Inventories				384,678
Other current assets				100,094
Property, plant and mine development				10,086,336
Goodwill				1,804,459
Other assets				143,415
Accounts payable and accrued and other liabilities				(235,778)
Reclamation provision				(175,839)
Deferred income and mining tax liabilities				(2,639,353)
Other liabilities				(23,638)
Total assets acquired, net of liabilities assumed				10,283,106
Previously stated | Yamana Gold Inc.
ACQUISITIONS
Cash and cash equivalents			1,049
Inventories			165,423
Other current assets			29,890
Property, plant and mine development			4,949,392
Goodwill			2,078,562
Other assets			330,215
Accounts payable and accrued and other liabilities			(117,905)
Reclamation provision			(203,341)
Deferred income and mining tax liabilities			(1,646,500)
Other liabilities			(29,671)
Total assets acquired, net of liabilities assumed			5,557,114
Business Combination Adjustment | Kirkland Lake
ACQUISITIONS
Inventories				(35,402)
Property, plant and mine development				341,935
Goodwill				(168,128)
Other assets				(1,628)
Reclamation provision				(52,289)
Deferred income and mining tax liabilities				$ (84,488)
Business Combination Adjustment | Yamana Gold Inc.
ACQUISITIONS
Property, plant and mine development			(1,183,876)
Goodwill			803,666
Other assets			(96,940)
Reclamation provision			(4,950)
Deferred income and mining tax liabilities			$ 482,100